Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 156,302	¥ 246,153
Fair value	153,742	234,909
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(2,560)	(11,244)
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	156,302	246,153
Fair value	153,742	234,909
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (2,560)	¥ (11,244)